Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Compensation and benefits	$4,634	$3,296
Research and development costs	7,016	9,362
UCLB milestone	635	638
Professional fees	3,060	4,130
Deferred rent	—	561
U.S. Corporate and local tax	549	621
Other liabilities	1,343	446
Total accrued expenses and other liabilities	$17,237	$19,054

As of June 30, 2019 and December 31, 2018, other liabilities included the current portion of the Company's lease obligation liability that amounted to $0.4 million.